UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Trend
Fund

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Actual	.85%	$ 1,000.00	$ 925.20	$ 4.06
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,020.58	$ 4.26

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	6.5	0.9
Apple, Inc.	6.0	5.1
Cisco Systems, Inc.	2.2	2.4
Hewlett-Packard Co.	1.9	1.6
eBay, Inc.	1.8	0.6
United Technologies Corp.	1.8	1.4
Amazon.com, Inc.	1.7	2.2
Cerner Corp.	1.6	1.4
Google, Inc. Class A	1.6	4.5
Schlumberger Ltd.	1.5	1.0
	26.6
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	32.8	35.1
Consumer Discretionary	13.9	11.1
Industrials	13.5	9.8
Energy	10.8	4.1
Health Care	8.4	14.4
Asset Allocation (% of fund's net assets)
As of June 30, 2010*		As of December 31, 2009**
	Stocks 98.8%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 1.2%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	8.6%	** Foreign investments	11.6%

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.6%
Johnson Controls, Inc.	176,400	$ 4,740
Automobiles - 0.3%
Ford Motor Co. (a)	267,600	2,697
Hotels, Restaurants & Leisure - 2.6%
Benihana, Inc. Class A (sub. vtg.) (a)	73,300	434
Domino's Pizza, Inc. (a)	145,500	1,644
McDonald's Corp.	123,400	8,128
O'Charleys, Inc. (a)	149,200	791
Starbucks Corp.	285,400	6,935
Wyndham Worldwide Corp.	184,800	3,722
		21,654
Household Durables - 2.1%
iRobot Corp. (a)	97,900	1,840
La-Z-Boy, Inc. (a)	305,000	2,266
Sealy Corp., Inc. (a)	361,600	965
Tempur-Pedic International, Inc. (a)	389,800	11,986
		17,057
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	123,300	13,472
Leisure Equipment & Products - 0.9%
Hasbro, Inc.	176,600	7,258
Media - 2.1%
DIRECTV (a)	260,000	8,819
The Walt Disney Co.	127,500	4,016
Virgin Media, Inc.	246,200	4,109
		16,944
Specialty Retail - 2.1%
Best Buy Co., Inc.	179,800	6,088
Home Depot, Inc.	72,200	2,027
Sally Beauty Holdings, Inc. (a)(c)	1,093,900	8,970
		17,085
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	29,900	4,272
Phillips-Van Heusen Corp.	74,000	3,424
Polo Ralph Lauren Corp. Class A	62,500	4,560
		12,256
TOTAL CONSUMER DISCRETIONARY		113,163
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.4%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	80,818	$ 3,886
The Coca-Cola Co.	175,800	8,811
		12,697
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	74,200	4,068
Kroger Co.	84,000	1,654
Wal-Mart Stores, Inc.	121,200	5,826
Walgreen Co.	147,600	3,941
Whole Foods Market, Inc. (a)	74,400	2,680
		18,169
Food Products - 1.4%
Danone	72,162	3,868
Mead Johnson Nutrition Co. Class A	46,400	2,326
Nestle SA sponsored ADR	44,600	2,152
The J.M. Smucker Co.	35,800	2,156
Tingyi Cayman Islands Holding Corp.	454,000	1,113
		11,615
Household Products - 0.5%
Procter & Gamble Co.	62,555	3,752
Personal Products - 1.7%
BaWang International (Group) Holding Ltd.	1,347,000	956
Estee Lauder Companies, Inc. Class A	55,400	3,087
Hengan International Group Co. Ltd.	162,000	1,312
Herbalife Ltd.	186,700	8,598
		13,953
TOTAL CONSUMER STAPLES		60,186
ENERGY - 10.8%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	70,200	2,918
Complete Production Services, Inc. (a)	181,600	2,597
Halliburton Co.	217,500	5,340
Newpark Resources, Inc. (a)	199,600	1,208
Schlumberger Ltd.	226,400	12,529
		24,592
Oil, Gas & Consumable Fuels - 7.8%
Arch Coal, Inc.	54,400	1,078
Atlas Pipeline Partners, LP (a)	100,800	974
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	69,700	$ 1,460
Chevron Corp.	47,200	3,203
Exxon Mobil Corp.	924,600	52,774
Massey Energy Co.	60,700	1,660
Range Resources Corp.	41,900	1,682
		62,831
TOTAL ENERGY		87,423
FINANCIALS - 5.6%
Capital Markets - 0.9%
Bank of New York Mellon Corp.	103,800	2,563
Morgan Stanley	213,500	4,955
		7,518
Commercial Banks - 1.6%
PNC Financial Services Group, Inc.	57,600	3,254
Regions Financial Corp.	574,800	3,782
SunTrust Banks, Inc.	162,100	3,777
Wells Fargo & Co.	79,600	2,038
		12,851
Consumer Finance - 1.1%
American Express Co.	175,900	6,983
SLM Corp. (a)	163,800	1,702
		8,685
Diversified Financial Services - 1.5%
Bank of America Corp.	139,044	1,998
Citigroup, Inc. (a)	1,135,800	4,271
CME Group, Inc.	6,600	1,858
JPMorgan Chase & Co.	114,100	4,177
		12,304
Real Estate Management & Development - 0.5%
Henderson Land Development Co. Ltd.	105,000	615
Jones Lang LaSalle, Inc.	53,600	3,518
		4,133
TOTAL FINANCIALS		45,491
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.4%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	53,846	$ 2,756
AMAG Pharmaceuticals, Inc. (a)	46,700	1,604
Amicus Therapeutics, Inc. (a)(c)	131,400	294
Amylin Pharmaceuticals, Inc. (a)	7,038	132
ARIAD Pharmaceuticals, Inc. (a)	505,300	1,425
BioMarin Pharmaceutical, Inc. (a)	111,100	2,106
Dendreon Corp. (a)	25,500	824
Gilead Sciences, Inc. (a)	2,000	69
Nanosphere, Inc. (a)	95,300	416
United Therapeutics Corp. (a)	41,900	2,045
		11,671
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	8,800	493
Inverness Medical Innovations, Inc. (a)	198,831	5,301
Mako Surgical Corp. (a)	45,000	560
NuVasive, Inc. (a)	18,000	638
Orthovita, Inc. (a)	226,600	460
RTI Biologics, Inc. (a)	297,300	871
		8,323
Health Care Providers & Services - 2.0%
Accretive Health, Inc.	10,100	134
BioScrip, Inc. (a)	326,600	1,711
Express Scripts, Inc. (a)	130,400	6,131
Health Net, Inc. (a)	80,600	1,964
Medco Health Solutions, Inc. (a)	107,200	5,905
Team Health Holdings, Inc.	32,300	417
		16,262
Health Care Technology - 1.6%
Cerner Corp. (a)	175,800	13,341
Life Sciences Tools & Services - 0.6%
Life Technologies Corp. (a)	63,500	3,000
QIAGEN NV (a)	93,700	1,801
		4,801
Pharmaceuticals - 1.7%
Allergan, Inc.	84,200	4,905
Ardea Biosciences, Inc. (a)	12,300	253
Cadence Pharmaceuticals, Inc. (a)	238,600	1,673
Cardiome Pharma Corp. (a)	211,500	1,744
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,900	2,074
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (a)	33,600	$ 1,757
ViroPharma, Inc. (a)	92,400	1,036
		13,442
TOTAL HEALTH CARE		67,840
INDUSTRIALS - 13.5%
Aerospace & Defense - 5.1%
Alliant Techsystems, Inc. (a)	70,500	4,375
DigitalGlobe, Inc. (a)	84,700	2,228
Precision Castparts Corp.	79,900	8,223
Raytheon Co.	89,100	4,312
The Boeing Co.	123,300	7,737
United Technologies Corp.	222,200	14,423
		41,298
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	63,100	3,512
Airlines - 1.0%
AMR Corp. (a)	240,100	1,628
Delta Air Lines, Inc. (a)	213,700	2,511
Southwest Airlines Co.	369,700	4,107
		8,246
Building Products - 0.1%
Masco Corp.	115,300	1,241
Commercial Services & Supplies - 0.4%
Interface, Inc. Class A	71,400	767
Steelcase, Inc. Class A	110,700	858
Viad Corp.	88,900	1,569
		3,194
Construction & Engineering - 2.3%
Fluor Corp.	222,900	9,473
Foster Wheeler AG (a)	99,000	2,085
Jacobs Engineering Group, Inc. (a)	101,400	3,695
KBR, Inc.	151,900	3,090
		18,343
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(c)	149,500	3,990
Industrial Conglomerates - 1.2%
General Electric Co.	681,300	9,824
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.2%
Duoyuan Global Water, Inc. ADR (c)	106,400	$ 1,873
Harsco Corp.	80,700	1,896
Ingersoll-Rand Co. Ltd.	127,700	4,404
Weg SA	169,900	1,574
		9,747
Road & Rail - 0.6%
Union Pacific Corp.	71,600	4,977
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	170,400	5,737
TOTAL INDUSTRIALS		110,109
INFORMATION TECHNOLOGY - 32.8%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	853,700	18,192
Juniper Networks, Inc. (a)	521,400	11,898
QUALCOMM, Inc.	135,200	4,440
Research In Motion Ltd. (a)	122,900	6,054
		40,584
Computers & Peripherals - 8.2%
Apple, Inc. (a)	194,200	48,847
Hewlett-Packard Co.	352,200	15,243
Teradata Corp. (a)	91,300	2,783
		66,873
Electronic Equipment & Components - 1.9%
Agilent Technologies, Inc. (a)	124,000	3,525
FLIR Systems, Inc. (a)	75,700	2,202
Ingram Micro, Inc. Class A (a)	542,900	8,247
Vishay Intertechnology, Inc. (a)	220,300	1,705
		15,679
Internet Software & Services - 4.2%
Baidu.com, Inc. sponsored ADR (a)	57,600	3,921
eBay, Inc. (a)	770,100	15,102
Google, Inc. Class A (a)	29,700	13,215
NetEase.com, Inc. sponsored ADR (a)	40,400	1,281
Rackspace Hosting, Inc. (a)	44,596	818
		34,337
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	132,000	6,608
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Hewitt Associates, Inc. Class A (a)	117,500	$ 4,049
International Business Machines Corp.	69,900	8,631
MasterCard, Inc. Class A	24,800	4,948
Visa, Inc. Class A	104,300	7,379
		31,615
Semiconductors & Semiconductor Equipment - 3.5%
Intel Corp.	596,800	11,608
Marvell Technology Group Ltd. (a)	135,300	2,132
NVIDIA Corp. (a)	329,800	3,367
Power Integrations, Inc.	58,800	1,893
Skyworks Solutions, Inc. (a)	267,000	4,483
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	206,397	2,014
Teradyne, Inc. (a)	301,700	2,942
		28,439
Software - 6.1%
BMC Software, Inc. (a)	148,600	5,146
Check Point Software Technologies Ltd. (a)	71,000	2,093
Citrix Systems, Inc. (a)	70,000	2,956
Informatica Corp. (a)	168,100	4,014
MICROS Systems, Inc. (a)	150,500	4,796
Microsoft Corp.	392,600	9,034
Nuance Communications, Inc. (a)	416,900	6,233
Radiant Systems, Inc. (a)	281,200	4,066
Red Hat, Inc. (a)	107,000	3,097
Salesforce.com, Inc. (a)	24,900	2,137
Symantec Corp. (a)	248,900	3,455
VMware, Inc. Class A (a)	37,800	2,366
		49,393
TOTAL INFORMATION TECHNOLOGY		266,920
MATERIALS - 4.7%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	54,200	3,513
Cabot Corp.	83,100	2,004
CF Industries Holdings, Inc.	78,500	4,981
Dow Chemical Co.	167,800	3,980
The Mosaic Co.	73,900	2,881
		17,359
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.2%
Martin Marietta Materials, Inc. (c)	22,700	$ 1,925
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	147,500	3,901
Metals & Mining - 1.5%
AngloGold Ashanti Ltd. sponsored ADR	57,400	2,479
Freeport-McMoRan Copper & Gold, Inc.	33,800	1,999
Newmont Mining Corp.	116,900	7,217
		11,695
Paper & Forest Products - 0.4%
International Paper Co.	144,500	3,270
TOTAL MATERIALS		38,150
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
American Tower Corp. Class A (a)	105,200	4,681
Sprint Nextel Corp. (a)	1,983,500	8,410
		13,091
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp. (a)	78,300	723
TOTAL COMMON STOCKS (Cost $808,007)		803,096
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.20% (d)	9,458,474	9,458
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	5,210,775	5,211
TOTAL MONEY MARKET FUNDS (Cost $14,669)		14,669
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $822,676)		817,765
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(4,771)
NET ASSETS - 100%		$ 812,994
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	64
Total	$ 72
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 113,163	$ 113,163	$ -	$ -
Consumer Staples	60,186	49,051	11,135	-
Energy	87,423	87,423	-	-
Financials	45,491	44,876	615	-
Health Care	67,840	67,840	-	-
Industrials	110,109	110,109	-	-
Information Technology	266,920	266,920	-	-
Materials	38,150	38,150	-	-
Telecommunication Services	13,091	13,091	-	-
Utilities	723	723	-	-
Money Market Funds	14,669	14,669	-	-
Total Investments in Securities:	$ 817,765	$ 806,015	$ 11,750	$ -
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $163,538,000 of which $107,302,000 and $56,236,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,089) - See accompanying schedule: Unaffiliated issuers (cost $808,007)	$ 803,096
Fidelity Central Funds (cost $14,669)	14,669
Total Investments (cost $822,676)		$ 817,765
Cash		9
Receivable for investments sold		10,266
Receivable for fund shares sold		298
Dividends receivable		395
Distributions receivable from Fidelity Central Funds		18
Other receivables		24
Total assets		828,775

Liabilities
Payable for investments purchased	$ 9,081
Payable for fund shares redeemed	854
Accrued management fee	421
Other affiliated payables	158
Other payables and accrued expenses	56
Collateral on securities loaned, at value	5,211
Total liabilities		15,781

Net Assets		$ 812,994
Net Assets consist of:
Paid in capital		$ 924,830
Undistributed net investment income		25
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(106,946)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,915)
Net Assets, for 15,626 shares outstanding		$ 812,994
Net Asset Value, offering price and redemption price per share ($812,994 ÷ 15,626 shares)		$ 52.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 3,638
Income from Fidelity Central Funds		72
Total income		3,710

Expenses
Management fee Basic fee	$ 2,348
Performance adjustment	199
Transfer agent fees	796
Accounting and security lending fees	148
Custodian fees and expenses	17
Independent trustees' compensation	2
Registration fees	36
Audit	27
Legal	1
Miscellaneous	7
Total expenses before reductions	3,581
Expense reductions	(19)	3,562
Net investment income (loss)		148
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,545
Foreign currency transactions	(53)
Total net realized gain (loss)		66,492
Change in net unrealized appreciation (depreciation) on: Investment securities	(131,923)
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		(131,925)
Net gain (loss)		(65,433)
Net increase (decrease) in net assets resulting from operations		$ (65,285)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148	$ 2,938
Net realized gain (loss)	66,492	(10,687)
Change in net unrealized appreciation (depreciation)	(131,925)	248,885
Net increase (decrease) in net assets resulting from operations	(65,285)	241,136
Distributions to shareholders from net investment income	(146)	(3,014)
Share transactions Proceeds from sales of shares	139,035	124,396
Reinvestment of distributions	129	2,642
Cost of shares redeemed	(78,546)	(81,162)
Net increase (decrease) in net assets resulting from share transactions	60,618	45,876
Total increase (decrease) in net assets	(4,813)	283,998

Net Assets
Beginning of period	817,807	533,809
End of period (including undistributed net investment income of $25 and undistributed net investment income of $23, respectively)	$ 812,994	$ 817,807
Other Information Shares
Sold	2,476	2,613
Issued in reinvestment of distributions	2	48
Redeemed	(1,390)	(1,778)
Net increase (decrease)	1,088	883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 D	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 56.25	$ 39.09	$ 70.72	$ 64.18	$ 57.22	$ 53.66
Income from Investment Operations
Net investment income (loss) E	.01	.21	.19	.07	.52	.40
Net realized and unrealized gain (loss)	(4.22)	17.16	(31.63)	12.08	6.99	3.59
Total from investment operations	(4.21)	17.37	(31.44)	12.15	7.51	3.99
Distributions from net investment income	(.01)	(.21)	(.18)	(.06)	(.55)	(.43)
Distributions from net realized gain	-	-	(.01)	(5.55)	-	-
Total distributions	(.01)	(.21)	(.19)	(5.61)	(.55)	(.43)
Net asset value, end of period	$ 52.03	$ 56.25	$ 39.09	$ 70.72	$ 64.18	$ 57.22
Total Return B,C	(7.48)%	44.45%	(44.45)%	18.87%	13.12%	7.42%
Ratios to Average Net Assets F,H
Expenses before reductions	.85% A	.81%	.83%	.83%	.81%	.83%
Expenses net of fee waivers, if any	.85% A	.81%	.83%	.83%	.81%	.83%
Expenses net of all reductions	.85% A	.80%	.82%	.83%	.80%	.80%
Net investment income (loss)	.04% A	.46%	.33%	.09%	.87%	.73%
Supplemental Data
Net assets, end of period (in millions)	$ 813	$ 818	$ 534	$ 1,138	$ 911	$ 874
Portfolio turnover rate G	116% A	141%	147%	194%	81%	64%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Prior to February 1, 2007 the Fund operated under certain different investment policies. Accordingly, the Fund's historical performance may not represent its current investment policies.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010 is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,992
Gross unrealized depreciation	(75,261)
Net unrealized appreciation (depreciation)	$ (11,269)

Tax cost	$ 829,034

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $533,705 and $472,560, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $10 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $64.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

TRE-USAN-0810
1.787792.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 25, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 25, 2010